Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 968,416	$ 622,526
Other payable for construction deposit	1,180,556	1,403,258
Accrued professional service expenses	257,897	327,068
Other current liabilities	361,543	789,232
Total	$ 2,768,413	$ 3,142,084